Annual Fund Operating Expenses - PGIM Government Money Market Fund	Jul. 31, 2026
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.125%
Other Expenses (as a percentage of Assets):	0.185%
Expenses (as a percentage of Assets)	0.57%	[1]
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	0.73%	[1]
Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.42%	[1]

[1]	Expense information in the table has been restated to reflect current fees.